Shareholder Report, Holdings (Details)	Nov. 30, 2025
Alerian MLP ETF | Pipeline Transportation | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	29.89%
Alerian MLP ETF | Pipeline Transportation | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	23.62%
Alerian MLP ETF | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	21.06%
Alerian MLP ETF | Marketing & Distribution
Holdings [Line Items]
Percent of Net Asset Value	17.08%
Alerian MLP ETF | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Alerian MLP ETF | Compression
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Alerian MLP ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Alerian MLP ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Alerian MLP ETF | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	12.76%
Alerian MLP ETF | Sunoco LP
Holdings [Line Items]
Percent of Net Asset Value	12.26%
Alerian MLP ETF | Western Midstream Partners LP
Holdings [Line Items]
Percent of Net Asset Value	12.24%
Alerian MLP ETF | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	12.23%
Alerian MLP ETF | Plains All American Pipeline LP
Holdings [Line Items]
Percent of Net Asset Value	11.98%
Alerian MLP ETF | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	11.39%
Alerian MLP ETF | Hess Midstream LP
Holdings [Line Items]
Percent of Net Asset Value	8.82%
Alerian MLP ETF | Cheniere Energy Partners LP
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Alerian MLP ETF | USA Compression Partners LP
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Alerian MLP ETF | Genesis Energy LP
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Alerian MLP ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	93.39%
Alerian Energy Infrastructure ETF | Pipeline Transportation | Petroleum
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Alerian Energy Infrastructure ETF | Pipeline Transportation | Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	37.32%
Alerian Energy Infrastructure ETF | Gathering + Processing
Holdings [Line Items]
Percent of Net Asset Value	25.78%
Alerian Energy Infrastructure ETF | Liquefaction
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Alerian Energy Infrastructure ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Alerian Energy Infrastructure ETF | Storage
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Alerian Energy Infrastructure ETF | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Alerian Energy Infrastructure ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.43%
Alerian Energy Infrastructure ETF | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	7.44%
Alerian Energy Infrastructure ETF | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	8.16%
Alerian Energy Infrastructure ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	61.50%
Alerian Energy Infrastructure ETF | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.72%
Alerian Energy Infrastructure ETF | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.11%
Alerian Energy Infrastructure ETF | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.75%
Alerian Energy Infrastructure ETF | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.39%
Alerian Energy Infrastructure ETF | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.27%
Alerian Energy Infrastructure ETF | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Alerian Energy Infrastructure ETF | Plains GP Holdings LP
Holdings [Line Items]
Percent of Net Asset Value	4.88%
Alerian Energy Infrastructure ETF | Pembina Pipeline Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
ALPS Active Equity Opportunity ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.67%
ALPS Active Equity Opportunity ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Active Equity Opportunity ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.68%
ALPS Active Equity Opportunity ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.12%
ALPS Active Equity Opportunity ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
ALPS Active Equity Opportunity ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
ALPS Active Equity Opportunity ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.91%
ALPS Active Equity Opportunity ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
ALPS Active Equity Opportunity ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.27%
ALPS Active Equity Opportunity ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.98%
ALPS Active Equity Opportunity ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.03%
ALPS Active Equity Opportunity ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
ALPS Active Equity Opportunity ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.81%
ALPS Active Equity Opportunity ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	37.85%
ALPS Active Equity Opportunity ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.32%
ALPS Active Equity Opportunity ETF | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.24%
ALPS Active Equity Opportunity ETF | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.18%
ALPS Active Equity Opportunity ETF | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
ALPS Active Equity Opportunity ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.92%
ALPS Active Equity Opportunity ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.63%
ALPS Active Equity Opportunity ETF | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.49%
ALPS Active Equity Opportunity ETF | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.09%
ALPS Active Equity Opportunity ETF | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.02%
ALPS Active Equity Opportunity ETF | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ALPS Active REIT ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ALPS Active REIT ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Active REIT ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
ALPS Active REIT ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	56.97%
ALPS Active REIT ETF | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.97%
ALPS Active REIT ETF | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.16%
ALPS Active REIT ETF | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.98%
ALPS Active REIT ETF | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.79%
ALPS Active REIT ETF | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.38%
ALPS Active REIT ETF | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.37%
ALPS Active REIT ETF | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.01%
ALPS Active REIT ETF | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.76%
ALPS Active REIT ETF | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.52%
ALPS Active REIT ETF | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.03%
ALPS Equal Sector Weight ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.03%
ALPS Equal Sector Weight ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Equal Sector Weight ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.14%
ALPS Equal Sector Weight ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.27%
ALPS Equal Sector Weight ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.79%
ALPS Equal Sector Weight ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.76%
ALPS Equal Sector Weight ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.64%
ALPS Equal Sector Weight ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.98%
ALPS Equal Sector Weight ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.54%
ALPS Equal Sector Weight ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.95%
ALPS Equal Sector Weight ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
ALPS Equal Sector Weight ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.81%
ALPS Equal Sector Weight ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.18%
ALPS Equal Sector Weight ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	91.33%
ALPS Equal Sector Weight ETF | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.27%
ALPS Equal Sector Weight ETF | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.54%
ALPS Equal Sector Weight ETF | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.18%
ALPS Equal Sector Weight ETF | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.14%
ALPS Equal Sector Weight ETF | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.98%
ALPS Equal Sector Weight ETF | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.95%
ALPS Equal Sector Weight ETF | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.91%
ALPS Equal Sector Weight ETF | Materials Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.81%
ALPS Equal Sector Weight ETF | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.79%
ALPS Equal Sector Weight ETF | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.76%
ALPS Intermediate Municipal Bond ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.23%
ALPS Intermediate Municipal Bond ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Intermediate Municipal Bond ETF | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.06%
ALPS Intermediate Municipal Bond ETF | General Obligation Unltd
Holdings [Line Items]
Percent of Net Asset Value	15.28%
ALPS Intermediate Municipal Bond ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
ALPS Intermediate Municipal Bond ETF | General Obligation Ltd
Holdings [Line Items]
Percent of Net Asset Value	1.18%
ALPS Intermediate Municipal Bond ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	23.77%
ALPS Intermediate Municipal Bond ETF | Southeast Energy Authority A Cooperative District
Holdings [Line Items]
Percent of Net Asset Value	3.82%
ALPS Intermediate Municipal Bond ETF | Salt Verde Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.85%
ALPS Intermediate Municipal Bond ETF | Wyoming Community Development Authority
Holdings [Line Items]
Percent of Net Asset Value	2.80%
ALPS Intermediate Municipal Bond ETF | Port Authority of New York & New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.73%
ALPS Intermediate Municipal Bond ETF | South Carolina State Housing Finance & Development Authority
Holdings [Line Items]
Percent of Net Asset Value	2.58%
ALPS Intermediate Municipal Bond ETF | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	2.25%
ALPS Intermediate Municipal Bond ETF | Pennsylvania Turnpike Commission
Holdings [Line Items]
Percent of Net Asset Value	1.87%
ALPS Intermediate Municipal Bond ETF | North Carolina Housing Finance Agency
Holdings [Line Items]
Percent of Net Asset Value	1.80%
ALPS Intermediate Municipal Bond ETF | University of North Carolina at Chapel Hill
Holdings [Line Items]
Percent of Net Asset Value	1.63%
ALPS Intermediate Municipal Bond ETF | San Mateo Union High School District
Holdings [Line Items]
Percent of Net Asset Value	1.44%
ALPS Clean Energy ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.07%
ALPS Clean Energy ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Clean Energy ETF | Solar
Holdings [Line Items]
Percent of Net Asset Value	28.42%
ALPS Clean Energy ETF | Electric Vehicles
Holdings [Line Items]
Percent of Net Asset Value	21.75%
ALPS Clean Energy ETF | Energy Management & Storage
Holdings [Line Items]
Percent of Net Asset Value	14.95%
ALPS Clean Energy ETF | Wind
Holdings [Line Items]
Percent of Net Asset Value	11.33%
ALPS Clean Energy ETF | Hydro/Geothermal
Holdings [Line Items]
Percent of Net Asset Value	10.45%
ALPS Clean Energy ETF | Bioenergy
Holdings [Line Items]
Percent of Net Asset Value	7.28%
ALPS Clean Energy ETF | Fuel Cell/Hydrogen
Holdings [Line Items]
Percent of Net Asset Value	4.21%
ALPS Clean Energy ETF | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.54%
ALPS Clean Energy ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	55.45%
ALPS Clean Energy ETF | Albemarle Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.98%
ALPS Clean Energy ETF | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.81%
ALPS Clean Energy ETF | Eos Energy Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.73%
ALPS Clean Energy ETF | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.72%
ALPS Clean Energy ETF | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.42%
ALPS Clean Energy ETF | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.37%
ALPS Clean Energy ETF | HA Sustainable Infrastructure Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.33%
ALPS Clean Energy ETF | Rivian Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.19%
ALPS Clean Energy ETF | Brookfield Renewable Partners LP
Holdings [Line Items]
Percent of Net Asset Value	5.03%
ALPS Clean Energy ETF | Sunrun, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
ALPS Disruptive Technologies ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Disruptive Technologies ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.92%
ALPS Disruptive Technologies ETF | Clean Energy & Smart Grid
Holdings [Line Items]
Percent of Net Asset Value	11.76%
ALPS Disruptive Technologies ETF | Robotics & Artificial Intelligence
Holdings [Line Items]
Percent of Net Asset Value	10.03%
ALPS Disruptive Technologies ETF | Healthcare Innovation
Holdings [Line Items]
Percent of Net Asset Value	9.84%
ALPS Disruptive Technologies ETF | 3D Printing
Holdings [Line Items]
Percent of Net Asset Value	9.54%
ALPS Disruptive Technologies ETF | Internet of Things
Holdings [Line Items]
Percent of Net Asset Value	9.43%
ALPS Disruptive Technologies ETF | FinTech
Holdings [Line Items]
Percent of Net Asset Value	9.35%
ALPS Disruptive Technologies ETF | Data & Analytics
Holdings [Line Items]
Percent of Net Asset Value	9.32%
ALPS Disruptive Technologies ETF | Mobile Payments
Holdings [Line Items]
Percent of Net Asset Value	9.25%
ALPS Disruptive Technologies ETF | Cloud Computing
Holdings [Line Items]
Percent of Net Asset Value	8.82%
ALPS Disruptive Technologies ETF | Cybersecurity
Holdings [Line Items]
Percent of Net Asset Value	7.91%
ALPS Disruptive Technologies ETF | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.83%
ALPS Disruptive Technologies ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	13.03%
ALPS Disruptive Technologies ETF | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.38%
ALPS Disruptive Technologies ETF | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
ALPS Disruptive Technologies ETF | Globus Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.57%
ALPS Disruptive Technologies ETF | Enlight Renewable Energy, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.36%
ALPS Disruptive Technologies ETF | Vestas Wind Systems A/S
Holdings [Line Items]
Percent of Net Asset Value	1.32%
ALPS Disruptive Technologies ETF | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.29%
ALPS Disruptive Technologies ETF | SolarEdge Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS Disruptive Technologies ETF | AutoStore Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.23%
ALPS Disruptive Technologies ETF | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.21%
ALPS Disruptive Technologies ETF | Renishaw PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
ALPS Electrification Infrastructure ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.15%
ALPS Electrification Infrastructure ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Electrification Infrastructure ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.17%
ALPS Electrification Infrastructure ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.92%
ALPS Electrification Infrastructure ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.20%
ALPS Electrification Infrastructure ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	39.52%
ALPS Electrification Infrastructure ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.04%
ALPS Electrification Infrastructure ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	13.97%
ALPS Electrification Infrastructure ETF | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.38%
ALPS Electrification Infrastructure ETF | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
ALPS Electrification Infrastructure ETF | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.27%
ALPS Electrification Infrastructure ETF | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.68%
ALPS Electrification Infrastructure ETF | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.64%
ALPS Electrification Infrastructure ETF | Dycom Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.44%
ALPS Electrification Infrastructure ETF | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	1.37%
ALPS Electrification Infrastructure ETF | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.31%
ALPS Electrification Infrastructure ETF | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.25%
ALPS Electrification Infrastructure ETF | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.23%
ALPS Medical Breakthroughs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.06%
ALPS Medical Breakthroughs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Medical Breakthroughs ETF | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	85.05%
ALPS Medical Breakthroughs ETF | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	14.37%
ALPS Medical Breakthroughs ETF | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.38%
ALPS Medical Breakthroughs ETF | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	0.14%
ALPS Medical Breakthroughs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	31.39%
ALPS Medical Breakthroughs ETF | Avidity Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.47%
ALPS Medical Breakthroughs ETF | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.41%
ALPS Medical Breakthroughs ETF | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.27%
ALPS Medical Breakthroughs ETF | Rhythm Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.18%
ALPS Medical Breakthroughs ETF | Arrowhead Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.03%
ALPS Medical Breakthroughs ETF | Merus NV
Holdings [Line Items]
Percent of Net Asset Value	3.00%
ALPS Medical Breakthroughs ETF | Nuvalent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.98%
ALPS Medical Breakthroughs ETF | PTC Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
ALPS Medical Breakthroughs ETF | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.67%
ALPS Medical Breakthroughs ETF | Krystal Biotech, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.58%
ALPS Sector Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.25%
ALPS Sector Dividend Dogs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Sector Dividend Dogs ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.01%
ALPS Sector Dividend Dogs ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.03%
ALPS Sector Dividend Dogs ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
ALPS Sector Dividend Dogs ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.89%
ALPS Sector Dividend Dogs ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.88%
ALPS Sector Dividend Dogs ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.78%
ALPS Sector Dividend Dogs ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.86%
ALPS Sector Dividend Dogs ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.57%
ALPS Sector Dividend Dogs ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.44%
ALPS Sector Dividend Dogs ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.69%
ALPS Sector Dividend Dogs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	22.99%
ALPS Sector Dividend Dogs ETF | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.81%
ALPS Sector Dividend Dogs ETF | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.42%
ALPS Sector Dividend Dogs ETF | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ALPS Sector Dividend Dogs ETF | Newmont Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.28%
ALPS Sector Dividend Dogs ETF | Ford Motor Co.
Holdings [Line Items]
Percent of Net Asset Value	2.26%
ALPS Sector Dividend Dogs ETF | United Parcel Service, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.26%
ALPS Sector Dividend Dogs ETF | Southwest Airlines Co.
Holdings [Line Items]
Percent of Net Asset Value	2.19%
ALPS Sector Dividend Dogs ETF | FirstEnergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.17%
ALPS Sector Dividend Dogs ETF | Exelon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.16%
ALPS Sector Dividend Dogs ETF | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.14%
ALPS International Sector Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.13%
ALPS International Sector Dividend Dogs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS International Sector Dividend Dogs ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.95%
ALPS International Sector Dividend Dogs ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.69%
ALPS International Sector Dividend Dogs ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.33%
ALPS International Sector Dividend Dogs ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.62%
ALPS International Sector Dividend Dogs ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.27%
ALPS International Sector Dividend Dogs ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.54%
ALPS International Sector Dividend Dogs ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.69%
ALPS International Sector Dividend Dogs ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.94%
ALPS International Sector Dividend Dogs ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.74%
ALPS International Sector Dividend Dogs ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
ALPS International Sector Dividend Dogs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	22.58%
ALPS International Sector Dividend Dogs ETF | Nokia Oyj
Holdings [Line Items]
Percent of Net Asset Value	2.58%
ALPS International Sector Dividend Dogs ETF | Telefonaktiebolaget LM Ericsson
Holdings [Line Items]
Percent of Net Asset Value	2.31%
ALPS International Sector Dividend Dogs ETF | Kering SA
Holdings [Line Items]
Percent of Net Asset Value	2.29%
ALPS International Sector Dividend Dogs ETF | Japan Tobacco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS International Sector Dividend Dogs ETF | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	2.22%
ALPS International Sector Dividend Dogs ETF | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ALPS International Sector Dividend Dogs ETF | Deutsche Post AG
Holdings [Line Items]
Percent of Net Asset Value	2.19%
ALPS International Sector Dividend Dogs ETF | ORLEN SA
Holdings [Line Items]
Percent of Net Asset Value	2.19%
ALPS International Sector Dividend Dogs ETF | Rio Tinto PLC
Holdings [Line Items]
Percent of Net Asset Value	2.19%
ALPS International Sector Dividend Dogs ETF | Fortum Oyj
Holdings [Line Items]
Percent of Net Asset Value	2.18%
ALPS Emerging Sector Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.11%
ALPS Emerging Sector Dividend Dogs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS Emerging Sector Dividend Dogs ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.44%
ALPS Emerging Sector Dividend Dogs ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.79%
ALPS Emerging Sector Dividend Dogs ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
ALPS Emerging Sector Dividend Dogs ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.39%
ALPS Emerging Sector Dividend Dogs ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.53%
ALPS Emerging Sector Dividend Dogs ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.24%
ALPS Emerging Sector Dividend Dogs ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.53%
ALPS Emerging Sector Dividend Dogs ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.27%
ALPS Emerging Sector Dividend Dogs ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.49%
ALPS Emerging Sector Dividend Dogs ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.82%
ALPS Emerging Sector Dividend Dogs ETF | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS Emerging Sector Dividend Dogs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	28.25%
ALPS Emerging Sector Dividend Dogs ETF | Infosys, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.01%
ALPS Emerging Sector Dividend Dogs ETF | Wipro, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.77%
ALPS Emerging Sector Dividend Dogs ETF | Valterra Platinum, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.44%
ALPS Emerging Sector Dividend Dogs ETF | Grupo Cibest SA
Holdings [Line Items]
Percent of Net Asset Value	2.37%
ALPS Emerging Sector Dividend Dogs ETF | Fresnillo PLC
Holdings [Line Items]
Percent of Net Asset Value	2.32%
ALPS Emerging Sector Dividend Dogs ETF | COSCO SHIPPING Energy Transportation Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.31%
ALPS Emerging Sector Dividend Dogs ETF | Interconexion Electrica SA ESP
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ALPS Emerging Sector Dividend Dogs ETF | Vale SA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ALPS Emerging Sector Dividend Dogs ETF | Cementos Argos SA
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS Emerging Sector Dividend Dogs ETF | PLDT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ALPS REIT Dividend Dogs ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.59%
ALPS REIT Dividend Dogs ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS REIT Dividend Dogs ETF | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.43%
ALPS REIT Dividend Dogs ETF | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	11.33%
ALPS REIT Dividend Dogs ETF | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.33%
ALPS REIT Dividend Dogs ETF | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	11.30%
ALPS REIT Dividend Dogs ETF | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	11.18%
ALPS REIT Dividend Dogs ETF | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	11.04%
ALPS REIT Dividend Dogs ETF | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	11.01%
ALPS REIT Dividend Dogs ETF | Technology REITs
Holdings [Line Items]
Percent of Net Asset Value	10.77%
ALPS REIT Dividend Dogs ETF | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	10.02%
ALPS REIT Dividend Dogs ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	25.02%
ALPS REIT Dividend Dogs ETF | Outfront Media, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.84%
ALPS REIT Dividend Dogs ETF | Alpine Income Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ALPS REIT Dividend Dogs ETF | Centerspace
Holdings [Line Items]
Percent of Net Asset Value	2.61%
ALPS REIT Dividend Dogs ETF | Medical Properties Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.57%
ALPS REIT Dividend Dogs ETF | CTO Realty Growth, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
ALPS REIT Dividend Dogs ETF | STAG Industrial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.48%
ALPS REIT Dividend Dogs ETF | LXP Industrial Trust
Holdings [Line Items]
Percent of Net Asset Value	2.41%
ALPS REIT Dividend Dogs ETF | Elme Communities
Holdings [Line Items]
Percent of Net Asset Value	2.32%
ALPS REIT Dividend Dogs ETF | Getty Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ALPS REIT Dividend Dogs ETF | NETSTREIT Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.29%
ALPS | O'Shares U.S. Quality Dividend ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.11%
ALPS | O'Shares U.S. Quality Dividend ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares U.S. Quality Dividend ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.91%
ALPS | O'Shares U.S. Quality Dividend ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.05%
ALPS | O'Shares U.S. Quality Dividend ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
ALPS | O'Shares U.S. Quality Dividend ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.74%
ALPS | O'Shares U.S. Quality Dividend ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.58%
ALPS | O'Shares U.S. Quality Dividend ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.86%
ALPS | O'Shares U.S. Quality Dividend ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.95%
ALPS | O'Shares U.S. Quality Dividend ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	45.94%
ALPS | O'Shares U.S. Quality Dividend ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.55%
ALPS | O'Shares U.S. Quality Dividend ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.96%
ALPS | O'Shares U.S. Quality Dividend ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.83%
ALPS | O'Shares U.S. Quality Dividend ETF | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	4.63%
ALPS | O'Shares U.S. Quality Dividend ETF | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.79%
ALPS | O'Shares U.S. Quality Dividend ETF | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
ALPS | O'Shares U.S. Quality Dividend ETF | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.15%
ALPS | O'Shares U.S. Quality Dividend ETF | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.81%
ALPS | O'Shares U.S. Quality Dividend ETF | Accenture PLC
Holdings [Line Items]
Percent of Net Asset Value	3.74%
ALPS | O'Shares U.S. Quality Dividend ETF | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.88%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.07%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.03%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.01%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.87%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.58%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.86%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.71%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.06%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	22.07%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | National HealthCare Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.51%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.34%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Royalty Pharma PLC
Holdings [Line Items]
Percent of Net Asset Value	2.32%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Texas Roadhouse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.23%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Western Union Co.
Holdings [Line Items]
Percent of Net Asset Value	2.17%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Radian Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.13%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | TD SYNNEX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.13%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Lincoln Electric Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.09%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | MGIC Investment Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.08%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Essent Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.07%
ALPS | O'Shares Global Internet Giants ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.01%
ALPS | O'Shares Global Internet Giants ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares Global Internet Giants ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.03%
ALPS | O'Shares Global Internet Giants ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
ALPS | O'Shares Global Internet Giants ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.29%
ALPS | O'Shares Global Internet Giants ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	26.48%
ALPS | O'Shares Global Internet Giants ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.62%
ALPS | O'Shares Global Internet Giants ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
ALPS | O'Shares Global Internet Giants ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	40.65%
ALPS | O'Shares Global Internet Giants ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.13%
ALPS | O'Shares Global Internet Giants ETF | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.82%
ALPS | O'Shares Global Internet Giants ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.32%
ALPS | O'Shares Global Internet Giants ETF | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.55%
ALPS | O'Shares Global Internet Giants ETF | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.26%
ALPS | O'Shares Global Internet Giants ETF | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.75%
ALPS | O'Shares Global Internet Giants ETF | Shopify, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.59%
ALPS | O'Shares Global Internet Giants ETF | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.55%
ALPS | O'Shares Global Internet Giants ETF | AppLovin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ALPS | O'Shares Global Internet Giants ETF | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.28%
ALPS | O'Shares International Developed Quality Dividend ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.08%
ALPS | O'Shares International Developed Quality Dividend ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares International Developed Quality Dividend ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.59%
ALPS | O'Shares International Developed Quality Dividend ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.17%
ALPS | O'Shares International Developed Quality Dividend ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.37%
ALPS | O'Shares International Developed Quality Dividend ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.44%
ALPS | O'Shares International Developed Quality Dividend ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.09%
ALPS | O'Shares International Developed Quality Dividend ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.55%
ALPS | O'Shares International Developed Quality Dividend ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.92%
ALPS | O'Shares International Developed Quality Dividend ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.79%
ALPS | O'Shares International Developed Quality Dividend ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.31%
ALPS | O'Shares International Developed Quality Dividend ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.70%
ALPS | O'Shares International Developed Quality Dividend ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.28%
ALPS | O'Shares International Developed Quality Dividend ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	12.21%
ALPS | O'Shares International Developed Quality Dividend ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.23%
ALPS | O'Shares International Developed Quality Dividend ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.54%
ALPS | O'Shares International Developed Quality Dividend ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.13%
ALPS | O'Shares International Developed Quality Dividend ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.61%
ALPS | O'Shares International Developed Quality Dividend ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.25%
ALPS | O'Shares International Developed Quality Dividend ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.31%
ALPS | O'Shares International Developed Quality Dividend ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.27%
ALPS | O'Shares International Developed Quality Dividend ETF | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
ALPS | O'Shares International Developed Quality Dividend ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.87%
ALPS | O'Shares International Developed Quality Dividend ETF | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.84%
ALPS | O'Shares International Developed Quality Dividend ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.45%
ALPS | O'Shares International Developed Quality Dividend ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | O'Shares International Developed Quality Dividend ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	30.80%
ALPS | O'Shares International Developed Quality Dividend ETF | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.80%
ALPS | O'Shares International Developed Quality Dividend ETF | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	4.44%
ALPS | O'Shares International Developed Quality Dividend ETF | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	3.27%
ALPS | O'Shares International Developed Quality Dividend ETF | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	3.13%
ALPS | O'Shares International Developed Quality Dividend ETF | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.13%
ALPS | O'Shares International Developed Quality Dividend ETF | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.08%
ALPS | O'Shares International Developed Quality Dividend ETF | Iberdrola SA
Holdings [Line Items]
Percent of Net Asset Value	2.92%
ALPS | O'Shares International Developed Quality Dividend ETF | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	2.82%
ALPS | O'Shares International Developed Quality Dividend ETF | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	2.65%
ALPS | O'Shares International Developed Quality Dividend ETF | Unilever PLC
Holdings [Line Items]
Percent of Net Asset Value	2.56%
Barron's 400SM ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Barron's 400SM ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Barron's 400SM ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.54%
Barron's 400SM ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.79%
Barron's 400SM ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Barron's 400SM ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.85%
Barron's 400SM ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.67%
Barron's 400SM ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Barron's 400SM ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.84%
Barron's 400SM ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.75%
Barron's 400SM ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.98%
Barron's 400SM ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.72%
Barron's 400SM ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Barron's 400SM ETF | Globus Medical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Barron's 400SM ETF | Dycom Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.35%
Barron's 400SM ETF | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.43%
Barron's 400SM ETF | Western Digital Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.41%
Barron's 400SM ETF | TETRA Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.41%
Barron's 400SM ETF | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Barron's 400SM ETF | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Barron's 400SM ETF | Hecla Mining Co.
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Barron's 400SM ETF | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	0.35%
Barron's 400SM ETF | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.35%
Level Four Large Cap Growth Active ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Level Four Large Cap Growth Active ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Level Four Large Cap Growth Active ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.22%
Level Four Large Cap Growth Active ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
Level Four Large Cap Growth Active ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.53%
Level Four Large Cap Growth Active ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Level Four Large Cap Growth Active ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.03%
Level Four Large Cap Growth Active ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.34%
Level Four Large Cap Growth Active ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Level Four Large Cap Growth Active ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Level Four Large Cap Growth Active ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Level Four Large Cap Growth Active ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	43.93%
Level Four Large Cap Growth Active ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Level Four Large Cap Growth Active ETF | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Level Four Large Cap Growth Active ETF | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Level Four Large Cap Growth Active ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.48%
Level Four Large Cap Growth Active ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Level Four Large Cap Growth Active ETF | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Level Four Large Cap Growth Active ETF | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Level Four Large Cap Growth Active ETF | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Level Four Large Cap Growth Active ETF | PayPal Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.73%
Level Four Large Cap Growth Active ETF | RH
Holdings [Line Items]
Percent of Net Asset Value	2.64%
RiverFront Dynamic Core Income ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
RiverFront Dynamic Core Income ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
RiverFront Dynamic Core Income ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
RiverFront Dynamic Core Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
RiverFront Dynamic Core Income ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
RiverFront Dynamic Core Income ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.91%
RiverFront Dynamic Core Income ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.09%
RiverFront Dynamic Core Income ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.73%
RiverFront Dynamic Core Income ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.79%
RiverFront Dynamic Core Income ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.14%
RiverFront Dynamic Core Income ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.29%
RiverFront Dynamic Core Income ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.33%
RiverFront Dynamic Core Income ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	44.43%
RiverFront Dynamic Core Income ETF | U.S. Treasury Bond 11/15/2043 4.75%
Holdings [Line Items]
Percent of Net Asset Value	12.26%
RiverFront Dynamic Core Income ETF | U.S. Treasury Bond 05/15/2034 4.38%
Holdings [Line Items]
Percent of Net Asset Value	5.50%
RiverFront Dynamic Core Income ETF | Kinetik Holdings LP 12/15/2028 6.63%
Holdings [Line Items]
Percent of Net Asset Value	3.96%
RiverFront Dynamic Core Income ETF | U.S. Treasury Bond 11/15/2052 4.00%
Holdings [Line Items]
Percent of Net Asset Value	3.88%
RiverFront Dynamic Core Income ETF | General Motors Financial Co., Inc. 01/09/2033 6.40%
Holdings [Line Items]
Percent of Net Asset Value	3.58%
RiverFront Dynamic Core Income ETF | Ingersoll Rand, Inc. 08/14/2033 5.70%
Holdings [Line Items]
Percent of Net Asset Value	3.53%
RiverFront Dynamic Core Income ETF | Hyatt Hotels Corp. 04/23/2030 5.75%
Holdings [Line Items]
Percent of Net Asset Value	3.46%
RiverFront Dynamic Core Income ETF | Concentrix Corp. 08/02/2033 6.85%
Holdings [Line Items]
Percent of Net Asset Value	3.30%
RiverFront Dynamic Core Income ETF | U.S. Treasury Bond 02/15/2037 4.75%
Holdings [Line Items]
Percent of Net Asset Value	2.53%
RiverFront Dynamic Core Income ETF | PNC Financial Services Group, Inc. 12/31/9999 5Y US TI + 3.238%
Holdings [Line Items]
Percent of Net Asset Value	2.43%
RiverFront Dynamic US Dividend Advantage ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.95%
RiverFront Dynamic US Dividend Advantage ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
RiverFront Dynamic US Dividend Advantage ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.86%
RiverFront Dynamic US Dividend Advantage ETF | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.74%
RiverFront Dynamic US Dividend Advantage ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
RiverFront Dynamic US Dividend Advantage ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.31%
RiverFront Dynamic US Dividend Advantage ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.91%
RiverFront Dynamic US Dividend Advantage ETF | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
RiverFront Dynamic US Dividend Advantage ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.27%
RiverFront Dynamic US Dividend Advantage ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.63%
RiverFront Dynamic US Dividend Advantage ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.52%
RiverFront Dynamic US Dividend Advantage ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
RiverFront Dynamic US Dividend Advantage ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.92%
RiverFront Dynamic US Dividend Advantage ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	48.38%
RiverFront Dynamic US Dividend Advantage ETF | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.17%
RiverFront Dynamic US Dividend Advantage ETF | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.37%
RiverFront Dynamic US Dividend Advantage ETF | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.55%
RiverFront Dynamic US Dividend Advantage ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.83%
RiverFront Dynamic US Dividend Advantage ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.18%
RiverFront Dynamic US Dividend Advantage ETF | International Business Machines Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.33%
RiverFront Dynamic US Dividend Advantage ETF | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.11%
RiverFront Dynamic US Dividend Advantage ETF | Perdoceo Education Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.26%
RiverFront Dynamic US Dividend Advantage ETF | Old Republic International Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.83%
RiverFront Dynamic US Dividend Advantage ETF | Antero Midstream Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.75%
RiverFront Strategic Income Fund | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.43%
RiverFront Strategic Income Fund | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
RiverFront Strategic Income Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
RiverFront Strategic Income Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
RiverFront Strategic Income Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.55%
RiverFront Strategic Income Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.15%
RiverFront Strategic Income Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.92%
RiverFront Strategic Income Fund | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.92%
RiverFront Strategic Income Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.08%
RiverFront Strategic Income Fund | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.91%
RiverFront Strategic Income Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.54%
RiverFront Strategic Income Fund | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.55%
RiverFront Strategic Income Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.53%
RiverFront Strategic Income Fund | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	30.85%
RiverFront Strategic Income Fund | U.S. Treasury Bond 11/15/2043 4.75%
Holdings [Line Items]
Percent of Net Asset Value	4.53%
RiverFront Strategic Income Fund | U.S. Treasury Bond 05/15/2034 4.38%
Holdings [Line Items]
Percent of Net Asset Value	4.34%
RiverFront Strategic Income Fund | U.S. Treasury Bond 11/15/2052 4.00%
Holdings [Line Items]
Percent of Net Asset Value	7.28%
RiverFront Strategic Income Fund | U.S. Treasury Bond 02/15/2037 4.75%
Holdings [Line Items]
Percent of Net Asset Value	1.98%
RiverFront Strategic Income Fund | U.S. Treasury Bond 11/15/2052 4.00% [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
RiverFront Strategic Income Fund | U.S. Treasury Bond 05/15/2044 4.63%
Holdings [Line Items]
Percent of Net Asset Value	1.68%
RiverFront Strategic Income Fund | Textron, Inc. 05/15/2035 5.50%
Holdings [Line Items]
Percent of Net Asset Value	1.52%
RiverFront Strategic Income Fund | Concentrix Corp. 08/02/2028 6.60%
Holdings [Line Items]
Percent of Net Asset Value	1.44%
RiverFront Strategic Income Fund | T-Mobile USA, Inc. 02/01/2028 4.75%
Holdings [Line Items]
Percent of Net Asset Value	1.39%
RiverFront Strategic Income Fund | EQT Corp. 04/01/2029 6.38%
Holdings [Line Items]
Percent of Net Asset Value	1.38%
ALPS | Smith Core Plus Bond ETF | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.96%
ALPS | Smith Core Plus Bond ETF | Total
Holdings [Line Items]
Percent of Net Asset Value	100.00%
ALPS | Smith Core Plus Bond ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.77%
ALPS | Smith Core Plus Bond ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
ALPS | Smith Core Plus Bond ETF | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.47%
ALPS | Smith Core Plus Bond ETF | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.62%
ALPS | Smith Core Plus Bond ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.53%
ALPS | Smith Core Plus Bond ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS | Smith Core Plus Bond ETF | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.42%
ALPS | Smith Core Plus Bond ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.37%
ALPS | Smith Core Plus Bond ETF | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
ALPS | Smith Core Plus Bond ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.61%
ALPS | Smith Core Plus Bond ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.79%
ALPS | Smith Core Plus Bond ETF | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	14.65%
ALPS | Smith Core Plus Bond ETF | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	32.63%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Note 11/15/2035 4.00%
Holdings [Line Items]
Percent of Net Asset Value	5.46%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Note 10/31/2029 4.125%
Holdings [Line Items]
Percent of Net Asset Value	3.99%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Bond 02/15/2045 4.75%
Holdings [Line Items]
Percent of Net Asset Value	3.71%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Bond 11/15/2055 4.625%
Holdings [Line Items]
Percent of Net Asset Value	3.69%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Note 01/31/2030 4.25%
Holdings [Line Items]
Percent of Net Asset Value	3.59%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Note 02/28/2026 4.625%
Holdings [Line Items]
Percent of Net Asset Value	2.87%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Bond 08/15/2045 4.875%
Holdings [Line Items]
Percent of Net Asset Value	2.79%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Bond 08/15/2055 4.75%
Holdings [Line Items]
Percent of Net Asset Value	2.32%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Note 11/30/2029 4.125%
Holdings [Line Items]
Percent of Net Asset Value	2.13%
ALPS | Smith Core Plus Bond ETF | U.S. Treasury Note 08/31/2027 3.625%
Holdings [Line Items]
Percent of Net Asset Value	2.08%